Incorporated herein by reference is a supplement to the prospectuses of MFS Global Equity Fund, MFS Global Total Return Fund, and MFS Utilities Fund, each a series of MFS Series Trust VI (File No. 33-34502), as well as to the prospectuses of MFS Global Growth Fund and MFS Strategic Income Fund, each a series of MFS Series Trust VIII (File No. 33-37972), as well as to the prospectus of MFS Inflation-Adjusted Bond Fund, a series of MFS Series Trust IX (File No. 2-50409), as well as to the prospectus of MFS Equity Opportunities Fund, a series of MFS Series Trust XII (File No. 333-126328), as well as to the prospectus of MFS Diversified Target Return Fund, a series of MFS Series Trust XV (File No. 2-96738) filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 27, 2013 (SEC Accession No. 0000912938-13-000438).